                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/04

              Date of Reporting Period: Fiscal year ended 10/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Muni and Stock Advantage Fund

Established 2003

A Portfolio of Federated Income Securities Trust

2ND ANNUAL SHAREHOLDER REPORT

October 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	10/31/2004	[1]	8/31/2004	[2]
Net Asset Value, Beginning of Period	$10.53		$10.00
Income From Investment Operations:
Net investment income	0.06		0.41	[3]
Net realized and unrealized gain on investments, foreign currency transactions, and future contracts	0.16		0.47
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.88
Less Distributions:
Distributions from net investment income	(0.06)		(0.35)
Net Asset Value, End of Period	$10.69		$10.53
Total Return [4]	2.13%		8.92%

Ratios to Average Net Assets:
Expenses	0.55	% [5]	0.31	% [5]
Net investment income	3.48	% [5]	4.30	% [5]
Expense waiver/reimbursement [6]	1.23	% [5]	1.45	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$140,170		$122,672
Portfolio turnover	17%		39%

1 The Fund has changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	10/31/2004	[1]	8/31/2004	[2]
Net Asset Value, Beginning of Period	$10.53		$10.00
Income From Investment Operations:
Net investment income	0.04		0.32	[3]
Net realized and unrealized gain on investments, foreign currency transactions, and future contracts	0.17		0.47
TOTAL FROM INVESTMENT OPERATIONS	0.21		0.79
Less Distributions:
Distributions from net investment income	(0.05)		(0.26)
Net Asset Value, End of Period	$10.69		$10.53
Total Return [4]	1.97%		7.99%

Ratios to Average Net Assets:
Expenses	1.55	% [5]	1.31	% [5]
Net investment income	2.48	% [5]	3.27	% [5]
Expense waiver/reimbursement [6]	0.98	% [5]	1.20	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,834		$31,700
Portfolio turnover	17%		39%

1 The Fund has changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	10/31/2004	[1]	8/31/2004	[2]
Net Asset Value, Beginning of Period	$10.52		$10.00
Income From Investment Operations:
Net investment income	0.04		0.32	[3]
Net realized and unrealized gain on investments, foreign currency transactions, and future contracts	0.17		0.46
TOTAL FROM INVESTMENT OPERATIONS	0.21		0.78
Less Distributions:
Distributions from net investment income	(0.05)		(0.26)
Net Asset Value, End of Period	$10.68		$10.52
Total Return [4]	1.97%		7.90%

Ratios to Average Net Assets:
Expenses	1.55	% [5]	1.31	% [5]
Net investment income	2.48	% [5]	3.28	% [5]
Expense waiver/reimbursement [6]	0.98	% [5]	1.20	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,816		$38,500
Portfolio turnover	17%		39%

1 The Fund has changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,051.00	$2.53
Class B Shares	$1,000	$1,046.80	$7.64
Class C Shares	$1,000	$1,045.80	$7.63
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.74	$2.50
Class B Shares	$1,000	$1,017.74	$7.53
Class C Shares	$1,000	$1,017.74	$7.53

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.49%
Class B Shares	1.48%
Class C Shares	1.48%

Management's Discussion of Fund Performance

For the two-month reporting period ended October 31, 2004, the fund's total returns, based on net asset value, for Class A Shares, Class B Shares, and Class C Shares were 2.13%, 1.97%, and 1.97%, respectively. 1 The Class A Shares total return was greater than the 2.09% total return of the Lipper Income Funds Average. 2 The fund's Class A Shares 2.13% total return was composed of 1.52% in price appreciation and 0.61% in dividends. The fund focuses on income earning investments, specifically high-quality, dividend-paying stocks and intermediate- to long-term municipal bonds to achieve the fund's income objective. Portfolio managers set the fund's allocation between stocks and municipal bonds according to various factors. The factors reflect the fund's primary investment objective of tax-advantaged income and its secondary objective of capital appreciation. The factors, in order of priority, are: 1) maintenance of at least 50% exposure to municipal bonds in order to comply with IRS rules governing the payment of tax-free dividends from the municipal portion of the portfolio; 2) the fund's ability to pay and maintain an attractive level of dividends; and, 3) the expected relative total return of municipal bonds and stocks. The allocation to cash equivalents will typically be low as cash is largely held to fund potential redemptions and to facilitate settlement of new securities purchases.

The allocation at the end of the two-month reporting period was 56.8% municipal bonds, 39.3% stocks, and 3.9% municipal cash equivalents. The allocation during the two-month reporting period generally resembled the allocation at period end.

1 Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.

The fund's allocation will have material effect on performance in any period to the extent that municipal bonds and stocks have divergent total returns. The Russell 1000 Value Index (RU1000) 3 posted a total return of 3.24%, while the Lehman Brothers Municipal Bond Index (LBMB) 4 posted a total return of 1.39% for the two-month reporting period. Weighting the benchmarks 60% LBMB and 40% RU1000, the blended return was 2.13% for the period, matching the total return on the Class A Share of the fund.

The stock component of the portfolio trailed returns of the RU1000, the equity benchmark. During the two-month reporting period, equity portfolio managers focused on realization of the fund's tax-advantaged income and total return objectives by purchasing stocks with dividend yields greater than the general equity markets and current relative dividend yields greater than their historical averages.

Overweights in the Utilities and Consumer Discretionary sectors enhanced the fund's performance during the two-month reporting period. Detracting from performance were sector underweights in Energy and Information Technology and a sector overweight in Healthcare. With respect to stock selection, good stock selection in Utilities aided the fund's performance, while poor stock selection in Healthcare issues hindered performance. During the two-month reporting period, five positions most contributing to performance were Bank of New York Corp. , Limited Brands, Inc. , Edison International , Loews Corp. - Carolina Group , and BAE Systems, PLC .. Five positions most detracting from performance were Merck & Comp. , Marsh & McLennan, Inc. , Pfizer, Inc. , Citigroup, Inc. , and Southern Peru Copper Corp ..

3 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged, and investments cannot be made directly in an index.

4 The LBMB is a total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have been issued after December 31, 1990. The LBMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the fund's performance. The index is unmanaged, and investments cannot be made directly in an index.

The bond component of the fund's portfolio posted favorable performance relative to the returns of the LBMB during the two-month reporting period. The bond portfolio managers focused on realization of the fund's tax-advantaged income and total return objectives by: 1) purchasing intermediate- to long-term bonds to capture the income advantages of such securities relative to bonds with shorter maturities; 2) purchasing only bonds that pay interest that is not subject to the federal alternative minimum tax; 3) maintaining a significant allocation of the bond portfolio in low investment grade and non-investment grade bonds, 5 or equivalents, to provide incremental return from the higher yields available in such securities; and 4) maintaining a somewhat muted bond portfolio duration, 6 through purchases of bonds with relatively high coupon interest rates and through tactical use of futures contracts.

The fund's performance benefited from yield curve positioning and credit-quality exposure. The fund's concentration of bond holdings with maturities of ten years or more added incremental return, as such intermediate- and long-term bonds provided greater income and higher total return relative to the LBMB. Portfolio holdings of "A" and lower rated bonds also contributed to strong relative performance due to the income advantages of such securities and narrowing credit spreads during the period.

5 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.

6 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Muni and Stock Advantage Fund (Class A Shares) (the "Fund") from September 26, 2003 (start of performance) to October 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Russell 1000 Value Index (RU1000). 2

Average Annual Total Return [3] for the Period Ended 10/31/2004
1 Year	3.15%
Start of Performance (9/26/2003)	4.67%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower of higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The LBMB and the RU1000 have been adjusted to reflect reinvestment of dividends on securities in the indexes. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 The LBMB and the RU1000 are unmanaged indexes. The LBMB is a total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, which are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have been issued after December 31, 1990. The RU1000 measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The LBMB and RU1000 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Investments cannot be made directly in an index.

3 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Muni and Stock Advantage Fund (Class B Shares) (the "Fund") from September 26, 2003 (start of performance) to October 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Russell 1000 Value Index (RU1000). 2

Average Annual Total Return [3] for the Period Ended 10/31/2004
1 Year	2.61%
Start of Performance (9/26/2003)	4.88%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower of higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the maximum contingent deferred sales charge of 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of dividends and distributions. The LBMB and the RU1000G have been adjusted to reflect reinvestment of all dividends on securities in the indexes. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 The LBMB and the RU1000 are unmanaged indexes. The LBMB is a total benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, which are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have been issued after December 31, 1990. The RU1000 measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The LBMB and RU1000 are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made directly in an index.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Muni and Stock Advantage Fund (Class C Shares) (the "Fund") from September 26, 2003 (start of performance) to October 31, 2004, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Russell 1000 Value Index (RU1000). 2

Average Annual Total Return [3] for the Period Ended 10/31/2004
1 Year	5.97%
Start of Performance (9/26/2003)	8.11%

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower of higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of dividends and distributions. The LBMB and the RU1000 have been adjusted to reflect reinvestment of all dividends on securities in the indexes. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 The LBMB and the RU1000 are unmanaged indexes. The LBMB is a total benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, which are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have been issued after December 31, 1990. The RU1000 measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The LBMB and RU1000 are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Investments cannot be made directly in an index.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Investments [2]
Tax-Exempt, Fixed Income Securities	56.8%
Equity Securities	39.3%
Cash Equivalents [3]	3.9%
TOTAL	100.0%

At October 31, 2004, the Fund's credit-quality ratings composition 4 for its tax-exempt, fixed-income security and tax-exempt, variable rate demand instrument investments was as follows:

S&P Long-Term Ratings as Percentage of Total Tax-Exempt Investments [2]		Moody's Long-Term Ratings as Percentage of Total Tax-Exempt Investments [2]
AAA	26.1%	Aaa	28.4%
AA	10.9%	Aa	6.3%
A	20.0%	A	16.4%
BBB	22.0%	Baa	19.1%
BB	1.3%	Ba	1.1%
B	0.4%	B	0.4%
Not rated by S&P	19.3%	Not rated by Moody's	28.3%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

4 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investor Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's tax-exempt, fixed-income security and tax-exempt variable rate demand instrument investments, 7.86% do not have long-term ratings by either of these NRSROs.

At October 31, 2004, the Fund's sector composition 5 for its equity securities investments was as follows:

Sector	Percentage of Equity Holdings
Financials	34.6%
Consumer Discretionary	15.2%
Consumer Staples	10.2%
Utilities	9.7%
Telecommunication Services	8.5%
Industrials	8.1%
Materials	5.9%
Healthcare	4.8%
Energy	2.5%
Information Technology	0.5%
TOTAL	100.0%

5 Sector composition is based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

Portfolio of Investments

October 31, 2004

Shares			Credit Rating [1]	Value
		COMMON STOCKS--39.2%
		Consumer Discretionary--5.9%
24,900		Delphi Auto Systems Corp.		$209,409
4,800		Dow Jones & Co.		212,400
5,700		Electrolux AB, ADR, Class B		211,527
27,800		General Motors Corp.		1,071,690
3,100		Knight-Ridder, Inc.		212,443
15,200		La-Z Boy Chair Co.		200,488
72,100		Limited, Inc.		1,786,638
37,500		Mattel, Inc.		656,625
50,200		May Department Stores Co.		1,308,212
58,900		McDonald's Corp.		1,716,935
99,300		Newell Rubbermaid, Inc.		2,140,908
19,700		Nissan Motor Co. Ltd., ADR		442,265
117,000		Pearson PLC, ADR		1,291,680
10,700		Regal Entertainment Group		213,037
7,900		Superior Industries International, Inc.		215,433
25,700		Tupperware Corp.		428,933
11,800		Valeo SA, ADR		218,300
30,200		Visteon Corp.		214,722
3,600		Whirlpool Corp.		211,500
		TOTAL		12,963,145
		Consumer Staples--4.0%
37,300		Albertsons, Inc.		850,813
62,700		Altria Group, Inc.		3,038,442
16,000		Coca-Cola Co.		650,560
9,500		Colgate-Palmolive Co.		423,890
10,800		Kimberly-Clark Corp.		644,436
82,800		Loews Corp. - Carolina Group		2,240,568
25,500		Unilever PLC, ADR		869,295
		TOTAL		8,718,004
Shares			Credit Rating [1]	Value
		COMMON STOCKS--continued
		Energy--1.0%
3,600		BP Amoco PLC, ADR		$209,700
24,400		ChevronTexaco Corp.		1,294,664
10,300		Kinder Morgan, Inc.		663,011
		TOTAL		2,167,375
		Financials--13.6%
11,700		Ace, Ltd.		445,302
21,100		BB&T Corp.		867,421
29,100		Bank of America Corp.		1,303,389
108,600		Bank of New York Co., Inc.		3,525,156
6,200		Capital Federal Financial		210,676
78,100		Citigroup, Inc.		3,465,297
12,900		Federal Home Loan Mortgage Corp.		859,140
12,200		Federal National Mortgage Association		855,830
39,500		J.P. Morgan Chase & Co.		1,524,700
26,700		Jefferson-Pilot Corp.		1,289,343
53,900		Lloyds TSB Group PLC, ADR		1,721,027
33,400		MBNA Corp.		856,042
13,000		Marsh & McLennan Cos., Inc.		359,580
22,700		Mellon Financial Corp.		656,030
42,000		Morgan Stanley		2,145,780
24,800		Nationwide Financial Services, Inc., Class A		858,080
46,200		New York Community Bancorp, Inc.		848,232
18,600		Regions Financial Corp.		652,488
65,100		Sun Life Financial Services of Canada		1,987,503
45,900		U.S. Bancorp		1,313,199
15,000		UBS AG		1,087,350
7,950		Washington Mutual, Inc.		307,745
25,400		Wells Fargo & Co.		1,516,888
12,000		XL Capital Ltd.		870,000
		TOTAL		29,526,198
		Healthcare--1.9%
6,900		Baxter International, Inc.		212,244
35,800		Bristol-Myers Squibb Co.		838,794
30,300		GlaxoSmithKline PLC, ADR		1,284,720
Shares			Credit Rating [1]	Value
		COMMON STOCKS--continued
		Healthcare--continued
29,500		Pfizer, Inc.		$854,025
21,700		Wyeth		860,405
		TOTAL		4,050,188
		Industrials--3.2%
75,500		BAE Systems PLC, ADR		1,318,373
101,200		General Electric Co.		3,452,944
11,800		Lockheed Martin Corp.		650,062
19,800		Quebecor World, Inc.		411,642
18,100		TPG NV - ADR		437,115
3,400		Union Pacific Corp.		214,098
7,690		Waste Management, Inc.		219,011
6,700		York International Corp.		213,328
		TOTAL		6,916,573
		Information Technology--0.2%
11,100		Hewlett-Packard Co.		207,126
14,300		Nokia Oyj, ADR, Class A		220,506
		TOTAL		427,632
		Materials--2.3%
8,100		Air Products & Chemicals, Inc.		430,758
6,100		Bowater, Inc.		224,724
19,200		Ciba Specialty Chemical AG, ADR		659,328
26,950		Du Pont (E.I.) de Nemours & Co.		1,155,347
17,400		Hanson PLC, ADR		642,060
11,300		NL Industries, Inc.		225,435
19,400		Southern Peru Copper Corp.		837,692
43,500		UPM - Kymmene OY, ADR		863,910
		TOTAL		5,039,254
		Telecommunication Services--3.3%
41,500		AT&T Corp.		710,065
18,900		BCE, Inc.		438,858
32,500		BellSouth Corp.		866,775
20,700		Matav RT, ADR		436,149
68,700		SBC Communications, Inc.		1,735,362
46,800		TDC A/S, ADR		874,224
6,300		Telefonos de Mexico, Class L, ADR		215,712
Shares or Principal Amount			Credit Rating [1]	Value
		COMMON STOCKS--continued
		Telecommunication Services--continued
86,200		Telstra Corp. Ltd., ADR		$1,505,052
11,000		Verizon Communications		430,100
		TOTAL		7,212,297
		Utilities--3.8%
31,000		DPL, Inc.		669,600
35,200		Duke Energy Corp.		863,456
52,300		Edison International		1,595,150
7,200		Energias de Portugal SA, ADR		214,560
11,700		Equitable Resources, Inc.		647,010
43,700		Exelon Corp.		1,731,394
24,100		ONEOK, Inc.		646,362
15,400		Progress Energy, Inc.		636,020
56,900		Scottish & Southern Energy PLC, ADR		876,260
20,200		United Utilities PLC, ADR		433,088
		TOTAL		8,312,900
		TOTAL COMMON STOCKS (IDENTIFIED COST $83,523,557)		85,333,566
		MUNICIPAL BONDS--57.6%
		Alabama--1.0%
$1,000,000		Alabama State Board of Education, (John C. Calhoun Community College), Revenue Bonds (Series 2002A), (FGIC INS) 5.250%, 5/1/2023	AAA/Aaa	1,077,040
1,000,000		Mobile, AL Water & Sewer Commissioners, Water & Sewer Revenue Bonds, (FGIC INS) 5.250%, 1/1/2020	AAA/Aaa	1,078,830
		TOTAL		2,155,870
		Alaska--1.0%
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds (Series 2003E), (MBIA Insurance Corp. INS) 5.250%, 12/1/2022	AAA/Aaa	1,081,360
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, (MBIA Insurance Corp. INS) 5.250%, 12/1/2022	AAA/Aaa	1,079,790
		TOTAL		2,161,150
		Arizona--1.4%
2,000,000		Maricopa County, AZ Unified School District No. 210, UT GO School Improvement Bonds (Series A), (FSA INS) 5.000%, 7/1/2020	AAA/Aaa	2,166,520
850,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/1/2013	NR	871,701
		TOTAL		3,038,221
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Arkansas--0.4%
$1,000,000		University of Arkansas, Revenue Bonds (Series 2004B), (MBIA Insurance Corp. INS) 5.000%, 11/1/2026	NR/Aaa	$1,035,670
		California--5.0%
570,000		California Health Facilities Financing Authority, (Catholic Healthcare West), Health Facility Revenue Bonds (Series 2004I), 4.95%, 7/1/2026, Mandatory Tender 7/1/2014	BBB+/Baa1	597,423
315,000		California State, UT GO Bonds, 5.250%, 2/1/2019	A/A3	343,243
150,000		California State, UT GO Bonds, 5.250%, 2/1/2020	A/A3	163,206
300,000		California State, Various Purpose UT GO Bonds, 5.125%, 11/1/2024	A/A3	315,639
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/1/2018	A/A3	275,322
1,500,000		California State, Various Purpose UT GO Bonds, 5.500%, 4/1/2030	A/A3	1,616,130
800,000		California State, Various Purpose UT GO Bonds, 5.500%, 11/1/2033	A/A3	859,000
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/1/2021	A/A3	953,181
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/1/2019	A/A3	328,956
695,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), (FGIC INS) 5.500%, 7/1/2023	AAA/NR	776,419
860,000		Glendale, CA Unified School District, UT GO Bonds (Series 2003F), (MBIA Insurance Corp. INS) 5.000%, 9/1/2023	AAA/Aaa	910,448
1,000,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Asset Backed Revenue Bonds (Series 2003B), 5.375%, 6/1/2028	A-/Baa1	1,040,520
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), (AMBAC INS) 5.125%, 11/1/2026	AAA/Aaa	1,048,130
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue Certificates of Participation (Series 2004A), (MBIA Insurance Corp. INS) 5.250%, 9/1/2023	NR/Aaa	1,679,106
		TOTAL		10,906,723
		Colorado--3.5%
1,250,000		Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds, (XL Capital Assurance Inc. INS) 5.250%, 6/1/2024	AAA/Aaa	1,335,875
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, (XL Capital Assurance Inc. INS) 5.250%, 8/15/2019	AAA/Aaa	1,641,075
760,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 6/1/2034	A-/A3	775,170
900,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), (XL Capital Assurance Inc. INS) 5.000%, 12/1/2021	AAA/Aaa	952,857
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, 12/1/2033	BBB/Baa3	$1,069,010
1,750,000		Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, (Radian Asset Assurance INS) 5.250%, 12/1/2023	AA/NR	1,845,620
		TOTAL		7,619,607
		Delaware--0.1%
200,000		Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series 2004A), 5.500%, 6/1/2024	BBB/Baa1	208,168
		Florida--2.7%
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 4/1/2029	BBB/Baa2	934,254
100,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.000%, 5/1/2011	NR	100,192
500,000		Highlands County, FL Health Facilities Authority, (Adventist Health System), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023	A/A2	513,045
750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	BB/Ba2	789,532
500,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003B), 5.125%, 11/15/2024	A/A2	507,615
600,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003C), 5.250%, 11/15/2033	A/A2	607,956
400,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.000%, 5/1/2024	NR	413,604
500,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 5/1/2020	NR	510,345
300,000		Orlando, FL Utilities Commission, Refunding Revenue Bonds (Series 2002C), 5.250%, 10/1/2023	AA/Aa1	325,281
1,130,000		St. Johns County, FL IDA, (Presbyterian Retirement Communities), First Mortgage Revenue Bonds (Series 2004A), 5.850%, 8/1/2024	NR	1,206,829
		TOTAL		5,908,653
		Georgia--0.7%
500,000		Athens, GA Housing Authority, (University of Georgia-East Campus), Lease Revenue Bonds, (AMBAC INS) 5.250%, 12/1/2023	NR/Aaa	536,205
300,000		Floyd County, GA Development Authority, (Temple-Inland, Inc.), Environmental Revenue Bonds, 5.700%, 12/1/2015	NR/Baa3	320,232
750,000		Fulton County, GA Residential Care Facilities, (Canterbury Court), Revenue Bonds (Series 2004A), 6.125%, 2/15/2026	NR	755,572
		TOTAL		1,612,009
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Illinois--1.4%
$1,500,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), (AMBAC INS) 5.000%, 1/1/2025	AAA/Aaa	$1,565,985
1,000,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), (AMBAC INS) 5.000%, 1/1/2026	AAA/Aaa	1,037,610
500,000		Illinois Educational Facilities Authority, (Educational Advancement Fund-University Center), Student Housing Revenue Bonds, 6.250%, 5/1/2034	NR/Baa2	514,110
		TOTAL		3,117,705
		Indiana--0.3%
700,000		Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2004A), 6.250%, 3/1/2025	BBB-/NR	723,667
		Kentucky--0.2%
500,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, 10/1/2028	NR	537,390
		Louisiana--1.0%
1,000,000		Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds, 5.300%, 10/1/2018	BBB+/NR	1,022,020
1,000,000		Saint John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/1/2013	BBB+/Baa1	1,056,210
		TOTAL		2,078,230
		Maryland--0.2%
355,000		Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.), Refunding Revenue Bonds (Series 2004), 5.750%, 8/15/2016	BBB/Baa2	389,783
		Massachusetts--1.5%
355,000		Commonwealth of Massachusetts, GO Ltd, (U.S. Treasury PRF 12/1/2011 @ 100) 5.125%, 12/1/2020	AA-/Aa2	395,122
145,000		Commonwealth of Massachusetts, GO Ltd, 5.125%, 12/1/2020	AA-/Aa2	161,388
235,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 1998C), 5.750%, 7/15/2013	BBB-/Baa2	245,396
1,000,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 2002D), 6.350%, 7/15/2032	BBB-/Baa2	1,041,810
1,000,000		Massachusetts HEFA, (Northern Berkshire Health System), Revenue Bonds (Series 2004A), 6.375%, 7/1/2034	BB/NR	989,110
475,000		Monson, MA, UT GO Bonds, (AMBAC INS) 5.250%, 11/1/2021	NR/Aaa	522,286
		TOTAL		3,355,112
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Michigan--2.5%
$1,100,000		Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds, 5.875%, 5/1/2018	BBB/Baa2	$1,180,663
1,905,000		Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement Revenue Refunding Bonds (Series A), 6.250%, 4/15/2027	BBB/Baa2	2,031,835
120,000		Dickinson County, MI Economic Development Corp., (International Paper Co.), Environmental Improvement Refunding Revenue Bonds (Series 2002A), 5.750%, 6/1/2016	BBB/Baa2	129,388
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/1/2013	A/A2	1,109,540
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, (Q-SBLF GTD) 5.000%, 5/1/2021	AA+/Aa1	1,071,480
		TOTAL		5,522,906
		Minnesota--0.2%
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group), Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/1/2019	BBB+/Baa1	536,705
		Mississippi--1.1%
560,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 4/1/2022	BBB/Baa2	674,094
750,000		Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCR Bonds, 5.875%, 4/1/2022	BBB/Ba1	752,625
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 4/1/2023	BBB+/NR	932,598
		TOTAL		2,359,317
		Missouri--0.7%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Bonds (Series A), 5.250%, 12/1/2019	BBB+/Baa1	1,580,805
		Nevada--0.7%
250,000		Clark County, NV Improvement District, (Special Improvement District No. 142 (Mountain's Edge)), Limited Obligation Improvement Bonds (Series 2003), 5.800%, 8/1/2015	NR	257,785
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), (MBIA Insurance Corp. INS) 5.000%, 6/1/2027	AAA/Aaa	676,170
500,000		Las Vegas, NV Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 6.250%, 6/1/2024	NR	515,120
		TOTAL		1,449,075
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		New Jersey--3.0%
$1,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds (Series 2004), 5.750%, 6/15/2029	BBB/Baa2	$1,026,620
1,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I), 5.250%, 9/1/2028	A+/A1	1,053,340
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/1/2013	NR	993,720
300,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A), 5.750%, 11/1/2024	NR	309,603
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, 6/1/2041	BBB/Baa3	3,050,702
		TOTAL		6,433,985
		New Mexico--0.2%
500,000	[2,3]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 9/1/2023	NR	534,235
		New York--4.6%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 3/1/2029	NR	498,205
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 9/1/2022	A-/Baa1	208,772
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (Series 2003), (AMBAC INS) 5.250%, 8/1/2022	AAA/Aaa	1,080,160
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2003B), 5.250%, 8/1/2020	AA+/Aa2	547,105
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 8/15/2024	A/A2	1,593,720
1,565,000		New York City, NY, UT GO Bonds (Series 2003A), 5.250%, 8/1/2017	A/A2	1,706,398
50,000		New York City, NY, UT GO Bonds (Series 2003C), 5.000%, 9/15/2022	A/A2	52,201
350,000		New York City, NY, UT GO Bonds (Series 2003D), 5.250%, 10/15/2020	A/A2	377,611
375,000		New York City, NY, UT GO Bonds (Series 2003J), 5.500%, 6/1/2023	A/A2	408,562
800,000		New York City, NY, UT GO Bonds (Series 2004I), 5.000%, 8/1/2019	A/A2	852,392
200,000		New York State Dormitory Authority, (New York City, NY), Court Facilities Revenue Bonds (Series 2003A), 5.375%, 5/15/2021	A/A3	215,604
300,000		New York State Urban Development Corp., (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series B), 5.000%, 3/15/2024	AA/NR	313,446
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 6/1/2018	AA-/A3	550,545
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		New York--continued
$900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 6/1/2018	AA-/A3	$990,981
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 6/1/2022	AA-/A3	544,000
		TOTAL		9,939,702
		North Carolina--0.5%
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	NR/Baa1	1,014,330
		Ohio--3.4%
1,230,000		Akron, Bath & Copley, OH Joint Township, (Summa Health System), Hospital District Revenue Bonds (Series 2004A), (Radian Asset Assurance INS) 5.125%, 11/15/2024	NR/Aa3	1,280,442
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, (FSA INS) 5.250%, 12/1/2022	AAA/Aaa	1,098,110
500,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue Refunding Bonds, 5.500%, 7/1/2021	BBB/NR	496,455
800,000		Marion County, OH Health Care Facilities, (United Church Homes, Inc.), Refunding & Improvement Revenue Bonds, 6.300%, 11/15/2015	BBB-/NR	808,648
500,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/1/2021	A-/NR	536,760
1,010,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/1/2022	A-/NR	1,077,781
540,000		Parma, OH, (Parma Community General Hospital Association), Hospital Improvement and Refunding Revenue Bonds, 5.375%, 11/1/2029	A-/NR	547,457
100,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	NR/Baa2	113,160
1,025,000		Toledo-Lucas County, OH Port Authority, (Cargill, Inc.), Port Facilities Refunding Revenue Bonds (Series 2004B), 4.500%, 12/1/2015	A+/NR	1,068,173
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/1/2023	NR	388,219
		TOTAL		7,415,205
		Oklahoma--0.3%
515,000		Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, (AMBAC INS) 5.250%, 2/1/2021	NR/Aaa	554,804
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--5.1%
$500,000		Allegheny County, PA HDA, (Catholic Health East), Revenue Bonds, 5.375%, 11/15/2022	A/A2	$515,455
500,000		Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds (Series 2000B), 9.250%, 11/15/2030	B/B2	576,770
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	BBB/NR	308,823
500,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.500%, 12/1/2029	BBB+/Baa1	507,720
600,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.600%, 9/1/2030	BBB+/Baa1	613,260
500,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), (MBIA Insurance Corp. INS) 5.000%, 11/1/2022	AAA/Aaa	528,175
433,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 8/15/2009	NR	442,063
250,000		Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series 1998A), 5.375%, 10/1/2018	BBB-/NR	257,323
1,000,000		Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%, 3/15/2026	A-/NR	1,029,150
1,000,000		Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%, 8/15/2033	BBB/Baa2	1,011,090
1,000,000		Montgomery County, PA IDA, (Adult Communities Total Services, Inc.), Retirement Community Revenue Refunding Bonds (Series 1996A), 5.875%, 11/15/2022	BBB+/NR	1,041,110
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), (Radian Asset Assurance INS) 5.000%, 11/1/2026	AA/NR	256,007
1,000,000		Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds, 5.250%, 5/1/2023	BBB/NR	1,032,880
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), (Radian Asset Assurance INS) 5.500%, 11/1/2022	AA/NR	538,220
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 1/15/2018	A/NR	551,705
1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 1/15/2022	A/NR	1,071,430
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series A), 6.000%, 1/15/2031	A/NR	$534,605
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, (Radian Asset Assurance INS) 5.250%, 1/1/2027	AA/NR	262,225
		TOTAL		11,078,011
		South Carolina--3.2%
1,445,000		Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding & Improvement Hospital Revenue Bonds, 5.750%, 11/1/2028	A/A2	1,524,634
1,745,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), (FGIC INS) 5.375%, 6/1/2020	AAA/Aaa	1,938,137
1,535,000		South Carolina Education Facilities Authority, (Benedict College), Revenue Bonds, (Radian Asset Assurance INS) 5.625%, 7/1/2031	AA/Aa3	1,656,618
275,000		South Carolina Jobs-EDA, (Bon Secours Health System), Economic Development Revenue Bonds, (Series 2002A), 5.500%, 11/15/2023	A-/A3	283,200
1,555,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, 11/15/2030	A-/A3	1,603,625
		TOTAL		7,006,214
		Tennessee--0.5%
1,000,000		Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 4/15/2031	NR/Baa3	1,015,540
		Texas--4.6%
1,000,000		Canyon, TX Independent School District, Refunding & Improvement UT GO Bonds (Series 2002A), (PSFG INS) 5.375%, 2/15/2024	AAA/NR	1,078,240
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 9/1/2034	NR	1,019,390
1,835,000		Galveston County, TX, LTD GO Bonds (Series 2003C), (AMBAC INS) 5.250%, 2/1/2021	NR/Aaa	1,984,754
1,000,000		Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, (FGIC INS) 5.000%, 8/15/2027	AAA/Aaa	1,034,460
500,000		Houston, TX Water & Sewer System, Jr. Lien Refunding Revenue Bonds (Series 2002A), (FSA INS/US Treasury PRF 12/1/2012 @ 100) 5.000%, 12/1/2020	AAA/Aaa	562,090
50,000		Houston, TX Water & Sewer System, Revenue Refunding Bonds (Series A), (FSA INS/U.S. Treasury PRF 12/1/2012 @100) 5.000%, 12/1/2022	AAA/Aaa	56,209
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), (AMBAC INS) 5.250%, 5/15/2018	AAA/Aaa	$1,098,420
200,000		Matagorda County, TX Navigation District Number One, (Centerpoint Energy Houston Electric), Collateralized Refunding Revenue Bonds, 5.600%, 3/1/2027	BBB/Baa2	206,272
500,000		North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), (AMBAC INS) 5.250%, 8/15/2022	AAA/Aaa	533,315
750,000		North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility Revenue Bonds (Series 1999), 7.500%, 11/15/2029	NR	781,897
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 4/1/2018	BBB/Baa3	774,840
250,000		Sabine River Authority, TX, (TXU Energy), PCR Refunding Bonds (Series 2003B), 6.150%, 8/1/2022	BBB/Baa2	271,413
500,000		Sabine River Authority, TX, (TXU Energy), Refunding PCR Bonds (Series 2003A), 5.800%, 7/1/2022	BBB/Baa2	515,250
		TOTAL		9,916,550
		Utah--1.6%
1,840,000		Mountain Regional Water Special Service District, UT, Refunding Revenue Bonds, (MBIA Insurance Corp. INS) 5.000%, 12/15/2026	AAA/Aaa	1,911,650
1,475,000		Utah State Board of Regents, (Utah State University), Revenue Bonds, (MBIA Insurance Corp. INS) 5.250%, 4/1/2020	AAA/NR	1,621,556
		TOTAL		3,533,206
		Virginia--0.6%
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 4/1/2033	BBB/Baa3	1,217,923
		Washington--3.0%
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, (AMBAC INS) 5.000%, 7/1/2023	AAA/Aaa	1,208,291
900,000		Pierce County, WA School District No. 010, UT GO Bonds, (FGIC INS) 5.000%, 12/1/2020	AAA/Aaa	964,089
350,000		Seattle, WA Municipal Light & Power, Improvement & Refunding Revenue Bonds, (FSA INS) 5.125%, 3/1/2021	AAA/Aaa	375,928
350,000		Seattle, WA Municipal Light & Power, Refunding Revenue Bonds, (FSA INS) 5.250%, 11/1/2018	AAA/Aaa	385,452
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds, 6.000%, 12/1/2018	NR/Baa3	520,750
1,000,000		Skagit County, WA Public Hospital District No. 1, UT GO Bonds, (MBIA Insurance Corp. INS) 5.500%, 12/1/2023	NR/Aaa	1,106,410
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Washington--continued
$500,000		Tacoma, WA Water, Refunding Revenue Bonds, (FSA INS) 5.000%, 12/1/2022	AAA/Aaa	$528,020
820,000		Tacoma, WA Water, Refunding Revenue Bonds, (FSA INS) 5.000%, 12/01/23	AAA/Aaa	860,524
500,000		Vancouver, WA Downtown Redevelopment Authority, (Conference Center Project), Senior Revenue Bonds (Series 2003A), (American Capital Access INS) 5.250%, 1/1/2028	A/NR	505,950
		TOTAL		6,455,414
		West Virginia--0.7%
1,000,000		West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital), Hospital Revenue & Improvement Refunding Bonds (Series 2004A), (FSA INS) 5.250%, 2/15/2019	AAA/Aaa	1,099,840
290,000		West Virginia Water Development Authority, Revenue Refunding Bonds (Series B), (AMBAC INS) 5.250%, 11/1/2023	AAA/Aaa	316,112
		TOTAL		1,415,952
		Wisconsin--0.7%
160,000		Wisconsin State HEFA, (Beaver Dam Community Hospitals, Inc.), Revenue Bonds (Series 2004A), 6.750%, 8/15/2034	NR	161,621
160,000		Wisconsin State HEFA, (Blood Center of Southeastern Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 6/1/2034	BBB+/NR	163,718
1,000,000		Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 5/1/2034	BBB+/NR	1,047,950
250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 4/1/2034	NR	245,303
		TOTAL		1,618,592
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $121,356,486)		125,446,429
		SHORT-TERM MUNICIPALS--4.0%
		Mississippi--0.9%
2,000,000		Jackson County, MS Port Facility, (Chevron U.S.A., Inc.), (Chevron Texaco Corp. GTD) 6/1/2023	NR/Aa2	2,000,000
		Missouri--0.5%
1,000,000		University of Missouri, (Series 2000), 11/1/2030	AA/Aa2	1,000,000
		North Carolina--1.0%
2,200,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), (Series 2001A), (Chase Manhattan Bank USA LIQ) 10/1/2035	AA/NR	2,200,000
Principal Amount			Credit Rating [1]	Value
		SHORT-TERM MUNICIPALS--continued
		Pennsylvania--0.6%
$1,300,000		Philadelphia, PA Authority for Industrial Development, (Newcourtland Elder Services), (PNC Bank, N.A. LOC) 3/1/2027	NR/A1	$1,300,000
		Texas--0.9%
2,000,000		Harris County, TX HFDC, (Methodist Hospital, Harris County, TX), (Series 2002), 12/1/2032	AA/NR	2,000,000
		Utah--0.1%
300,000		Emery County, UT, (Pacificorp), (Series 1994), (AMBAC INS/Bank of Nova Scotia, Toronto LIQ) 11/1/2024	AAA/Aaa	300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $8,800,000)		8,800,000
		TOTAL INVESTMENTS--100.8% (IDENTIFIED COST $213,680,043) [4]		219,579,995
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%		(1,759,909)
		TOTAL NET ASSETS--100%		$217,820,086

At October 31, 2004, the Fund holds no securities that are subject to federal alternative minimum tax (AMT) (percentage is unaudited).

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, this security amounted to $534,235 which represents 0.2% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, this security amounted to $534,235 which represents 0.2% of total net assets.

4 The cost of investments for federal tax purposes amounts to $213,831,121.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDC	--Industrial Development Corporation
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value (identified cost $213,680,043)		$219,579,995
Cash		104,132
Income receivable		2,285,465
Receivable for shares sold		2,405,752
TOTAL ASSETS		224,375,344
Liabilities:
Payable for investments purchased	$6,075,094
Payable for shares redeemed	245,353
Payable for distribution services fee (Note 5)	47,887
Payable for shareholder services fee (Note 5)	15,963
Payable for daily variation margin	18,750
Accrued expenses	152,211
TOTAL LIABILITIES		6,555,258
Net assets for 20,381,446 shares outstanding		$217,820,086
Net Assets Consist of:
Paid-in capital		$212,079,628
Net unrealized appreciation of investments and futures contracts		5,845,328
Accumulated net realized loss on investments, foreign currency transactions, and futures contracts		(474,291)
Undistributed net investment income		369,421
TOTAL NET ASSETS		$217,820,086
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($140,170,288 ÷ 13,114,208 shares outstanding), no par value, unlimited shares authorized		$10.69
Offering price per share (100/94.50 of $10.69) [1]		$11.31
Redemption proceeds per share		$10.69
Class B Shares:
Net asset value per share ($34,833,512 ÷ 3,259,804 shares outstanding), no par value, unlimited shares authorized		$10.69
Offering price per share		$10.69
Redemption proceeds per share (94.50/100 of $10.68) [1]		$10.10
Class C Shares:
Net asset value per share ($42,816,286 ÷ 4,007,434 shares outstanding), no par value, unlimited shares authorized		$10.68
Offering price per share (100/99.00 of $10.68) [1]		$10.79
Redemption proceeds per share (99.00/100 of $10.68) [1]		$10.57

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended October 31, 2004 1

Investment Income:
Dividends (net of foreign taxes withheld of $3,702)			$364,424
Interest			1,014,012
TOTAL INCOME			1,378,436
Expenses:
Investment adviser fee (Note 5)		$341,378
Administrative personnel and services fee (Note 5)		38,439
Custodian fees		5,081
Transfer and dividend disbursing agent fees and expenses		20,049
Directors'/Trustees' fees		771
Auditing fees		16,017
Legal fees		2,493
Portfolio accounting fees		14,090
Distribution services fee--Class B Shares (Note 5)		41,245
Distribution services fee--Class C Shares (Note 5)		50,925
Shareholder services fee--Class A Shares (Note 5)		54,621
Shareholder services fee--Class B Shares (Note 5)		13,748
Shareholder services fee--Class C Shares (Note 5)		16,975
Share registration costs		78,343
Printing and postage		6,082
Insurance premiums		1,259
Miscellaneous		834
TOTAL EXPENSES		702,350
Waivers (Note 5):
Waiver of investment adviser fee	$(329,073)
Waiver of administrative personnel and services fee	(7,179)
Waiver of shareholder services fee--Class A Shares	(54,621)
TOTAL WAIVERS		(390,873)
Net expenses			311,477
Net investment income			1,066,959
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, and Futures Contracts:
Net realized gain on investments and foreign currency transactions			126,939
Net realized loss on futures contracts			(786)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			3,114,067
Net change in unrealized appreciation of futures contracts			(62,500)
Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts			3,177,720
Change in net assets resulting from operations			$4,244,679

1 The Fund has changed its fiscal year end from August 31 to October 31.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended August 31, 2004 1

Investment Income:
Dividends (net of foreign taxes withheld of $46,171)			$1,584,735
Interest			3,268,282
TOTAL INCOME			4,853,017
Expenses:
Investment adviser fee (Note 5)		$1,055,056
Administrative personnel and services fee (Note 5)		208,348
Custodian fees		37,903
Transfer and dividend disbursing agent fees and expenses (Note 5)		77,693
Directors'/Trustees' fees		772
Auditing fees		16,039
Legal fees		2,348
Portfolio accounting fees (Note 5)		52,322
Distribution services fee--Class B Shares (Note 5)		143,537
Distribution services fee--Class C Shares (Note 5)		177,387
Shareholder services fee--Class A Shares (Note 5)		156,789
Shareholder services fee--Class B Shares (Note 5)		47,846
Shareholder services fee--Class C Shares (Note 5)		59,129
Share registration costs		122,270
Printing and postage		16,020
Insurance premiums		7,048
Miscellaneous		2,753
TOTAL EXPENSES		2,183,260
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,055,056)
Waiver of administrative personnel and services fee	(99,640)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,403)
Waiver of shareholder services fee--Class A Shares	(156,789)
Reimbursement of other operating expenses	(110,455)
TOTAL WAIVERS AND REIMBURSEMENT		(1,425,343)
Net expenses			757,917
Net investment income			4,095,100
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			115,231
Net realized loss on futures contracts			(715,427)
Net change in unrealized appreciation of investments, foreign currency transactions, and futures contracts			2,793,761
Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts			2,193,565
Change in net assets resulting from operations			$6,288,665

1 For the period from September 26, 2003 (start of performance) to August 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended	10/31/2004 [1]	8/31/2004 [2]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,066,959	$4,095,100
Net realized gain (loss) on investments, foreign currency transactions, and futures contracts	126,153	(600,196)
Net change in unrealized appreciation/depreciation of investments, foreign currency transactions, and futures contracts	3,051,567	2,793,761
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,244,679	6,288,665
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(804,960)	(2,435,547)
Class B Shares	(148,027)	(544,851)
Class C Shares	(183,327)	(676,174)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,136,314)	(3,656,572)
Share Transactions:
Proceeds from sale of shares	23,263,845	199,990,864
Net asset value of shares issued to shareholders in payment of distributions declared	867,126	2,631,649
Cost of shares redeemed	(2,290,568)	(12,383,288)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,840,403	190,239,225
Change in net assets	24,948,768	192,871,318
Net Assets:
Beginning of period	192,871,318	--
End of period (including undistributed net investment income of $369,421 and $438,021, respectively)	$217,820,086	$192,871,318

1 The Fund has changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The Fund has changed its fiscal year end from August 31 to October 31. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended October 31, 2004, the Fund had realized losses of $786 on future contracts.

At October 31, 2004, the Fund had the following open futures contract:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2004	50 U.S. Treasury 10-Year Note Futures	Short	$(54,624)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity.

Period Ended	10/31/2004 [1]		8/31/2004 [2]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,538,245	$16,322,950	12,216,873	$127,011,349
Shares issued to shareholders in payment of distributions declared	62,810	664,512	185,778	1,935,513
Shares redeemed	(139,475)	(1,480,199)	(750,023)	(7,820,583)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,461,580	$15,507,263	11,652,628	$121,126,279

Period Ended	10/31/2004 [1]		8/31/2004 [2]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	275,860	$2,925,904	3,182,977	$32,924,200
Shares issued to shareholders in payment of distributions declared	9,321	98,620	32,411	337,874
Shares redeemed	(37,158)	(393,769)	(203,607)	(2,112,905)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	248,023	$2,630,755	3,011,781	$31,149,169

Period Ended	10/31/2004 [1]		8/31/2004 [2]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	378,601	$4,014,991	3,859,351	$40,055,315
Shares issued to shareholders in payment of distributions declared	9,829	103,994	34,365	358,262
Shares redeemed	(39,262)	(416,600)	(235,450)	(2,449,800)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	349,168	$3,702,385	3,658,266	$37,963,777
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,058,771	$21,840,403	18,322,675	$190,239,225

1 The Fund has changed its fiscal year end from August 31 to October 31.

2 Reflects operations for the period from September 26, 2003 (start of performance) to August 31, 2004.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and discount accretion/premium amortization on debt securities.

For the period ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Losses
$755	$(755)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the periods ended October 31, 2004 and August 31, 2004 were as follows:

	10/31/2004	8/31/2004
Tax-exempt income	$833,373	$2,438.934
Ordinary income [1]	$302,941	$ 1,217,638

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$241,965
Undistributed ordinary income	$127,459
Unrealized appreciation/depreciation	$5,693,250
Capital loss carryforward	$376,839

At October 31, 2004, the cost of investments for federal tax purposes was $213,832,121. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $5,747,874. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,464,016 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,716,142.

At October 31, 2004, the Fund had a capital loss carryforward of $376,839 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$ 2,982
2012	$373,857

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the period ended August 31, 2004, the fees paid to FEMCOPA and FIMCO were $47,139 and $0, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by FIMCO, (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the period ended August 31, 2004, the fees paid to FAS and FServ were $108,708 and $0, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the period ended October 31, 2004, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the period ended October 31, 2004, FSC retained $65,811 in sales charges from the sale of Class A Shares. FSC also retained $1,436 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the period ended August 31, 2004 was $75,664, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the period ended August 31, 2004 was $19,225, after voluntary waiver, if applicable.

Interfund Transactions

For the period ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $23,700,000 and $12,700,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended October 31, 2004, were as follows:

Purchases	$55,878,370
Sales	$33,476,607

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At October 31, 2004, 73.3% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

For the fiscal year ended October 31, 2004, 100% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2004, 100.0% qualify for the dividend received deduction available to corporate shareholders.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND
SHAREHOLDERS OF FEDERATED MUNI AND STOCK ADVANTAGE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Muni and Stock Advantage Fund (one of the portfolios constituting Federated Income Securities Trust) (the "Fund"), as of October 31, 2004, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Muni and Stock Advantage Fund of Federated Income Securities Trust at October 31, 2004, the results of its operations, changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 1986	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol has been the Fund's Portfolio Manager since September 2003. He is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Muni and Stock Advantage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811

31285 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the  period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3) The registrant  hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $88,181

                  Fiscal year ended 2003 - $90,165

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $9,910

                  Fiscal year ended 2003 - $7,496

                  Transfer Agent Service Auditors Report

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $100,017 and $16,493
     respectively. Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions,  Transfer Agent Service Auditors report, fees for review of N-14 merger  documents and review of Sarbanes Oxley sec.
     302 procedures.  Fiscal year ended 2003 - Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent
             fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $65,000 and $140,000
     respectively.

     Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $122,559 and $41,583
     respectively.  Fiscal year ended 2004 - Consultation  regarding information requests by regulatory agencies and executive compensation analysis. Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(c)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

            Fiscal year ended 2004 - $634,349

            Fiscal year ended 2003 - $441,836

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004